Commitments and Contingencies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Commitments and Contingencies [Line Items]
Lease terms					12 months
Initial lease term			12 months		12 months
Operating lease	$ 12,525		$ 36,951
Estimated lease term	6 years 4 months 24 days		6 years 4 months 24 days
Lease term percentage	0.58%		0.58%
General and Administrative Expense [Member]
Commitments and Contingencies [Line Items]
Operating lease	$ 3,413	$ 55,910	$ 55,351	$ 145,176
General and Administrative Expense [Member]
Commitments and Contingencies [Line Items]
Operating lease					$ 197,765	$ 98,345
Malaysia [Member]
Commitments and Contingencies [Line Items]
Estimated lease term	1 year 6 months		1 year 6 months
Lease term percentage	6.40%		6.40%